Condensed Consolidated Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021	$ 39,508	$ 13,134,492	$ (5,152,399)	$ 8,021,601
Balance (in Shares) at Dec. 31, 2021	39,507,811
Capital contributions	$ 10,647	3,540,053		3,550,700
Capital contributions (in Shares)	10,647,272
Equity financing costs	$ (498)	(165,502)		(166,000)
Equity financing costs (in Shares)	(497,803)
Equity issued to facilitate note amendments	$ 2,249	747,751		750,000
Equity issued to facilitate note amendments (in Shares)	2,249,107
Warrants converted to equity	$ 429	142,739		143,168
Warrants converted to equity (in Shares)	429,334
Stock compensation expense	$ 7,496	2,492,004		2,499,500
Stock compensation expense (in Shares)	7,495,523
Equity issued to facilitate assignment of notes	$ 5,998	1,994,002		2,000,000
Equity issued to facilitate assignment of notes (in Shares)	5,997,618
Net loss			(27,363,072)	(27,363,072)
Balance at Dec. 31, 2022	$ 65,829	21,885,539	(32,515,471)	$ (10,564,103)
Balance (in Shares) at Dec. 31, 2022	65,828,862			65,828,862
Capital contributions	$ 1,949	648,051		$ 650,000
Capital contributions (in Shares)	1,949,226
Equity financing costs	$ (78)	(25,922)		(26,000)
Equity financing costs (in Shares)	(77,969)
Net loss			(3,336,924)	(3,336,924)
Balance at Mar. 31, 2023	$ 67,700	22,507,668	(35,852,395)	(13,277,027)
Balance (in Shares) at Mar. 31, 2023	67,700,119
Balance at Dec. 31, 2022	$ 65,829	21,885,539	(32,515,471)	$ (10,564,103)
Balance (in Shares) at Dec. 31, 2022	65,828,862			65,828,862
Net loss				$ (6,494,008)
Balance at Jun. 30, 2023	$ 68,000	22,607,368	(39,009,479)	(16,334,111)
Balance (in Shares) at Jun. 30, 2023	68,000,000
Balance at Dec. 31, 2022	$ 65,829	21,885,539	(32,515,471)	$ (10,564,103)
Balance (in Shares) at Dec. 31, 2022	65,828,862			65,828,862
Capital contributions	$ 2,249	747,751		$ 750,000
Capital contributions (in Shares)	2,249,107
Equity financing costs	$ (78)	(276,922)		(277,000)
Equity financing costs (in Shares)	(77,969)
Stock compensation expense	$ 727	908,490		909,217
Stock compensation expense (in Shares)	727,374
Reverse asset acquisition, net of transaction costs	$ 4,010	(67,560)		(63,550)
Reverse asset acquisition, net of transaction costs (in Shares)	4,010,000
Issuance of common stock for cash	$ 7,771	10,745,954		10,753,725
Issuance of common stock for cash (in Shares)	7,770,980
Issuance of common stock for short-term loan repayment	$ 236	294,764		295,000
Issuance of common stock for short-term loan repayment (in Shares)	236,000
Net loss			(11,747,403)	(11,747,403)
Balance at Dec. 31, 2023	$ 80,744	34,238,016	(44,262,874)	$ (9,944,114)
Balance (in Shares) at Dec. 31, 2023	80,744,354			80,744,354
Balance at Mar. 31, 2023	$ 67,700	22,507,668	(35,852,395)	$ (13,277,027)
Balance (in Shares) at Mar. 31, 2023	67,700,119
Capital contributions	$ 300	99,700		100,000
Capital contributions (in Shares)	299,881
Net loss			(3,157,084)	(3,157,084)
Balance at Jun. 30, 2023	$ 68,000	22,607,368	(39,009,479)	(16,334,111)
Balance (in Shares) at Jun. 30, 2023	68,000,000
Balance at Dec. 31, 2023	$ 80,744	34,238,016	(44,262,874)	$ (9,944,114)
Balance (in Shares) at Dec. 31, 2023	80,744,354			80,744,354
Stock compensation expense		3,030		$ 3,030
Stock compensation expense (in Shares)	2,424
Issuance of common stock for cash	$ 150	187,459		187,609
Issuance of common stock for cash (in Shares)	150,087
Net loss			(2,311,761)	(2,311,761)
Balance at Mar. 31, 2024	$ 80,894	34,428,505	(46,574,635)	(12,065,236)
Balance (in Shares) at Mar. 31, 2024	80,896,865
Balance at Dec. 31, 2023	$ 80,744	34,238,016	(44,262,874)	$ (9,944,114)
Balance (in Shares) at Dec. 31, 2023	80,744,354			80,744,354
Net loss				$ (4,083,343)
Balance at Jun. 30, 2024	$ 81,072	34,978,327	(48,346,217)	$ (13,286,818)
Balance (in Shares) at Jun. 30, 2024	81,074,842			81,074,842
Balance at Mar. 31, 2024	$ 80,894	34,428,505	(46,574,635)	$ (12,065,236)
Balance (in Shares) at Mar. 31, 2024	80,896,865
Issuance of common stock for cash	$ 178	549,822		550,000
Issuance of common stock for cash (in Shares)	177,977
Net loss			(1,771,582)	(1,771,582)
Balance at Jun. 30, 2024	$ 81,072	$ 34,978,327	$ (48,346,217)	$ (13,286,818)
Balance (in Shares) at Jun. 30, 2024	81,074,842			81,074,842